Recently Adopted Accounting Standards - Summary Result in a Change to the Carrying Value of the Item on the Statement of Financial Position (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Nov. 01, 2017
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Residential mortgages reclassified to trading		$ 2
Decrease in debt securities remeasurements	$ 151	(761)
Decrease in Deferred tax liability	129
Allowance for credit losses related to undrawn commitments, letters of credit and letters of guarantee	22
Fair value of debt securities	3,951
Other comprehensive income net of tax gains losses from debt securities	(67)
Financial assets available-for-sale [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Available for sale securities debt instruments measured at fair value through other comprehensive income	4,281
Available for sale securities amortised cost	4,205
Fair value through profit or loss	76
Reclassification of debt instruments to amortized cost resulted in remeasurement	118
Available for sales Equity instruments	301
Precious metals [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Precious metal loans	627
Residential mortgages [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Residential mortgages reclassified to trading	$ (33)	(33)
Decrease in debt securities remeasurements		$ (134)